Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Stockholders Equity
Authorized share capital

(number of shares of $0.10 each)	2024	2023
Authorized shares: Balance at the start of the year	315,000,000	255,000,000
Increases:
February 23,2023	—	60,000,000
Authorized shares: Balance at the end of the year	315,000,000	315,000,000

Issued Share Capital

(number of shares of $0.10 each)	2024	2023
Issued : Balance at the start of the year	264,080,391	229,263,598
Shares issued (1)	—	8,816,793
Share issued and subsequently repurchased (2)	—	26,000,000
Issued shares: Balance at the end of the year(3)	264,080,391	264,080,391

Outstanding Share Capital

(number of shares of $0.10 each)	2024	2023
Issued shares	264,080,391	264,080,391
Treasury shares	19,153,570	11,498,355
Outstanding shares	244,926,821	252,582,036

(1) No shares were issued for the years ended December 31, 2024, details of shares issued in December 31, 2023 are as follows:

Date of Issue	Type of Listing	Exchange	Shares Issued	Price per Share ($)	Gross Proceeds ($ millions)
October 24, 2023	Private placement	Oslo	7,522,838	6.65	50.1
Various (ATM Sales) (4)	US public offering	NYSE	1,293,955	7.53	9.7
			8,816,793		59.8

(2) During the year ended December 31, 2023, the Company issued 15.0 million shares, 10.0 million shares and 1.0 million of shares, of par value $0.10 each on January 31, 2023, February 24, 2023 and August 16, 2023 respectively, which were subsequently repurchased into treasury.

(3) As of December 31, 2024, our shares were listed on the NYSE. As at December 31, 2023, our shares were listed on the OSE and NYSE.
(4) In July 2021, the Company entered into an Equity Distribution Agreement with Clarksons for the offer and sale of up to $40.0 million of common shares of the Company through an ATM program. During the year ended December 31, 2023, the Company issued 1,293,955 shares raising gross proceeds of $9.7 million and net proceeds of $9.6 million, with compensation paid by the Company to Clarksons of $0.1 million.

Treasury Shares

(number of shares of $0.10 each)	2024	2023
Treasury shares : Balance at the start of the year	11,498,355	315,511
Share issued and subsequently repurchased	—	26,000,000
Shares bought back (1)	5,086,786	125,000
Shares returned / (lent) under the Share Lending Agreement (2)	3,582,581	(14,443,270)
Shares issued on exercise of share options(3)	(901,372)	(410,302)
Shares issued as compensation (4)	(112,780)	(88,584)
Treasury shares : Balance at the end of the year	19,153,570	11,498,355

(1) On December 8, 2023 the board approved a share repurchase program for the Company’s shares, to be purchased in the open market and limited to a total amount of $100 million. On November 6, 2024 the board authorized the commitment to repurchase $20 million of shares under this plan before December 31, 2024. In November we acquired 2,466,281 shares on both NYSE and OSE for an aggregate price of $10.0 million and in December 2024, we acquired a further 2,620,505 shares on the NYSE and OSE at an aggregate price of $9.9 million. In December 2023, we acquired an aggregate of 125,000 shares on the NYSE at an aggregate price of $0.8 million.

(2) As of December 31, 2024, the Company had loaned 10,860,689 shares (December 31, 2023: 14,443,270 shares) to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE (see "Share Lending Agreement").

(3) The Company issued 1.0 million shares of par value $0.10 each on August 16, 2023, which were subsequently repurchased into treasury to be used solely for issuances in connection with the exercise of share options under the Company’s existing share option program. The Company has issued 589,698 and 410,302 of these treasury shares in the years ended December 31, 2024 and 2023, respectfully, in connection with our Borr Scheme (see Note 22 - Share Based Compensation) following the exercise of a similar number of share options. During the year ended December 31, 2024 a further 311,674 shares were issued from Treasury shares which had been bought back between 2018 and 2023. The book value of the shares bought back to settle share options was $7.4 million, we received exercise proceeds of $0.7 million and the fair value of the these share options issued was $0.2 million which was recognized in "General and administrative expenses" and "Rig operating and maintenance expenses" in the Consolidated Statements of Operation (see Note 22 - Share Based Compensation as it relates to the 2021 and 2022 stock option plans). We recognized the loss on issuance of these treasury shares of $6.5 million as a reduction in "Additional Paid in Capital" in the Consolidated Balance Sheets as at December 31, 2024.

(4) During the years ended December 31, 2024 and December 31, 2023, the Company issued 112,780 and 88,584 common shares in relation to Director compensation. The value on the date of issuance of $0.7 million and $0.5 million, respectively, has been recognized in "General and Administrative expenses" in the Consolidated Statements of Operations (see Note 22 - Share Based Compensation as it relates to the 2024 and 2023 issuance of common shares in settlement of RSUs). The book value of the treasury shares issued was $0.6 million and $2.8 million respectively, as these shares had been bought back in 2023 and 2018. The gain on issuance of the treasury shares of $0.1 million for the year ended December 31, 2024 and the loss on issuance of the treasury shares of $2.4 million for the year ended December 31, 2023 has been recognized as an increase/reduction in "Additional Paid in Capital" in the Consolidated Balance Sheets as at December 31, 2024 and December 31, 2023.

Schedule of Cash Distributions
During the years ended December 31, 2024 and December 31, 2023, the Company declared the following cash distributions from the Company's contributed surplus account.

Date of Cash Distribution Declaration	Date of Payment to Shareholder (1)	Cash Distribution per Share ($)	Total Cash Distributions ($ millions)
December 22, 2023	January 22, 2024	0.05	11.9
February 22, 2024	March 18, 2024	0.05	11.9
May 22, 2024	June 17, 2024	0.10	23.9
August 14, 2024	September 6, 2024	0.10	23.9
November 6, 2024	December 16, 2024	0.02	4.7
Total		0.32	76.3
(1) Date on or around payment to shareholders.